UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2011

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow during the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 0.00%, and its Class 2 shares produced an annualized yield of 0.11%.Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 0.00% and 0.11%, respectively, for the same period.1

Yields on money market instruments remained near zero percent as the Federal Reserve Board (the “Fed”) continued to maintain short-term interest rates at historically low levels in a sluggish economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an economic recovery as new unemployment claims had declined and the unemployment rate had eased to 9.4% by the start of 2011. In addition, the Fed was in the midst of a second round of quantitative easing of monetary policy involving the purchase of $600 million of U.S. Treasury securities. As a result, the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

recovery seemed to gain momentum early in the year, as evidenced by improved existing home sales in January. Meanwhile, food and fuel prices climbed, signaling a potential increase in inflationary pressures. Nonetheless, as they have since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Still, U.S. manufacturing activity reached its highest level in seven years, and the unemployment rate fell to 8.9% during the month. The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster.Yet, the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years. However, it was later announced that the U.S. economy grew at a surprisingly anemic 1.9% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind the deceleration of economic growth.

Economic headwinds seemed to intensify in April as new concerns arose regarding a potential default by Greece on its sovereign debt. In addition, the debate about U.S. government spending and borrowing intensified as the federal government approached the upper limits of its debt authorization. However, some parts of the U.S. economy continued to fare well during the month, including another monthly increase in domestic manufacturing activity.

May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high.The housing market continued to deteriorate, posting declines in both existing home sales and housing starts.

The Fed ended its quantitative easing program on schedule in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, additional signs of weakness in U.S. housing markets and anemic job creation in an uncertain labor market.

Still Focused on Quality and Liquidity

The low federal funds rate kept money market yields near zero percent throughout the reporting period, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

The first half of 2011 ended with a cloudy outlook for the second half of the year and no signs that the Fed was prepared to raise short-term interest rates. Until we see clearer indications of an impending shift to a less accommodative monetary policy, we will continue to maintain the fund’s focus on quality and liquidity.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2012, at which time it may be extended, terminated or modified at any time without notice.The Dreyfus Corporation has undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses for Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.The Dreyfus
Corporation may terminate this undertaking upon at least 90 days’ prior notice to investors.
Had these expenses not been absorbed, fund yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$1.39	$.79
Ending value (after expenses)	$1,000.00	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$1.40	$.80
Ending value (after expenses)	$1,023.41	$ 1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .28% for Class 1, and .16% for Class 2, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—2.2%	Amount ($)	Value ($)
Citibank N.A.
0.18%, 8/25/11
(cost $100,000,000)	100,000,000	100,000,000

Commercial Paper—40.8%
Barclays U.S. Funding
0.22%, 7/13/11	200,000,000	199,985,333
BNP Paribas Finance Inc.
0.24%, 9/15/11	200,000,000	199,898,667
Credit Agricole NA
0.54%, 8/3/11	200,000,000	199,901,000
Deutsche Bank Financial LLC
0.01%—0.20%, 7/1/11—8/24/11	175,000,000	174,970,000
ING (US) Funding LLC
0.24%, 7/5/11	125,000,000	124,996,667
Natixis US Finance Company LLC
0.28%—0.47%, 8/11/11—11/9/11	200,000,000	199,797,083
Nordea North America Inc.
0.22%, 8/22/11	200,000,000	199,936,444
RBS Holdings USA
0.38%—0.41%, 12/5/11—12/8/11	185,000,000	184,679,126
Societe Generale N.A. Inc.
0.44%—0.53%, 9/8/11—10/7/11	200,000,000	199,778,639
UBS Finance Delaware Inc.
0.01%, 7/1/11	200,000,000	200,000,000
Total Commercial Paper
(cost $1,883,942,959)		1,883,942,959

Asset-Backed Commercial Paper—17.7%
FCAR Owner Trust, Ser. I
0.25%, 7/27/11	200,000,000		199,963,889
Govco
0.29%, 12/19/11	100,000,000	[a]	99,862,250
Grampian Funding LLC
0.37%—0.46%, 9/1/11—12/12/11	200,000,000	[a]	199,752,222
Northern Pines Funding
0.34%, 11/7/11	55,000,000		54,932,992
Solitaire Funding Ltd.
0.22%—0.25%, 8/5/11—9/7/11	176,000,000	[a]	175,943,422

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Thunder Bay Funding LLC
0.20%, 8/1/11	37,000,000	[a]	36,993,628
Windmill Funding Corp.
0.22%, 7/19/11	50,000,000	[a]	49,994,500
Total Asset-Backed Commercial Paper
(cost $817,442,903)			817,442,903

Time Deposits—5.4%
Branch Banking & Trust Co. (Grand Cayman)
0.00%, 7/1/11	52,000,000		52,000,000
Northern Trust Co. (Grand Cayman)
0.01%, 7/1/11	200,000,000		200,000,000
Total Time Deposits
(cost $252,000,000)			252,000,000

U.S. Government Agencies—8.6%
Federal National Mortgage Association
0.15%, 8/22/11	200,000,000	[b]	199,956,667
Straight-A Funding LLC
0.16%, 9/2/11	200,000,000	[a]	199,944,000
Total U.S. Government Agencies
(cost $399,900,667)			399,900,667

U.S. Treasury Bills—3.4%
0.01%, 8/4/11—8/25/11
(cost $154,998,688)	155,000,000		154,998,688

U.S. Treasury Notes—2.2%
0.25%—0.34%, 10/31/11—1/31/12
(cost $101,416,699)	100,000,000		101,416,699

	Principal
Repurchase Agreements—19.7%	Amount ($)		Value ($)
Barclays Capital, Inc.
0.01%, dated 6/30/11, due 7/1/11 in the
amount of $63,000,018 (fully collateralized by
$63,505,900 U.S. Treasury Notes, 1.38%,
due 5/15/12, value $64,260,017)	63,000,000		63,000,000
Credit Agricole Securities (USA) Inc.
0.05%, dated 6/30/11, due 7/1/11 in the
amount of $425,000,590 (fully collateralized
by $161,665,000 Federal Home Loan Bank,
0.30%-0.52%, due 7/6/11-12/27/11,
value $162,332,768, $104,858,000 Federal
Home Loan Mortgage Corp., 0%-4.50%,
due 7/17/11-7/15/13, value $105,326,764
and $150,000,000 Federal National Mortgage
Association, 4.38%-4.63%, due 10/15/13-10/15/15,
value $165,840,571)	425,000,000		425,000,000
Credit Suisse Securities LLC
0.01%, dated 6/30/11, due 7/1/11 in the amount of
$50,000,014 (fully collateralized by $46,955,000
Government National Mortgage Association, 5%,
due 6/20/41, value $51,000,467)	50,000,000		50,000,000
Deutsche Bank Securities Inc.
0.00%, dated 6/30/11, due 7/1/11 in the amount of
$160,000,000 (fully collateralized by $37,357,800
U.S. Treasury Inflation Protected Securities,
0.50%-3.63%, due 4/15/15-4/15/28, value
$61,200,080 and $97,500,000 U.S. Treasury
Notes, 3.63%, due 2/15/21, value $102,047,400)	160,000,000	[c]	160,000,000
Merrill Lynch & Co. Inc.
0.00%, dated 6/30/11, due 7/1/11 in the amount of
$115,000,000 (fully collateralized by $4,080,900
U.S. Treasury Notes, 1.38%, due 4/15/12, value
$4,130,667 and $435,049,200 U.S. Treasury Strips,
due 2/15/40, value $113,169,349)	115,000,000	[c]	115,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.145%, dated 6/30/11, due 7/1/11 in the
amount of $100,000,403 (fully collateralized
by $1,217,981,444 Corporate Bonds, 0%-13.24%,
due 9/14/12-12/20/54, value $103,000,001)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $913,000,000)		913,000,000

Total Investments (cost $4,622,701,916)	100.0%	4,622,701,916
Cash and Receivables (Net)	.0%	1,493,793
Net Assets	100.0%	4,624,195,709

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $762,490,022 or 16.5% of net assets.

b

The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

c

Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	48.4	Asset-Backed/Single Seller	4.3
Repurchase Agreements	19.7	Asset-Backed/Multi-Seller Programs	4.0
U.S. Government/Agencies	14.2
Asset-Backed/Banking	9.4		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $913,000,000)—Note 1(b)	4,622,701,916	4,622,701,916
Cash		1,453,033
Interest receivable		1,087,282
Prepaid expenses		344,976
		4,625,587,207
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2 (b)		651,279
Payable for shares of Common Stock redeemed		538,064
Accrued expenses		202,155
		1,391,498
Net Assets ($)		4,624,195,709
Composition of Net Assets ($):
Paid-in capital		4,624,195,014
Accumulated net realized gain (loss) on investments		695
Net Assets ($)		4,624,195,709

Net Asset Value Per Share
	Class 1	Class 2
Net Assets ($)	909,628,476	3,714,567,233
Shares Outstanding	909,686,085	3,714,928,971
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	6,093,931
Expenses:
Management fee—Note 2 (a)	10,583,336
Shareholder servicing costs—Note 2 (b)	1,992,368
Prospectus and shareholders’ reports	444,155
Registration fees	180,335
Custodian fees—Note 2 (b)	96,918
Professional fees	44,431
Directors’ fees and expenses—Note 2 (c)	31,368
Miscellaneous	24,359
Total Expenses	13,397,270
Less—reduction in management fee due to undertaking—Note 2 (a)	(8,027,508)
Less—reduction in expenses due to undertaking—Note 2 (a)	(1,209,918)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,746)
Net Expenses	4,156,098
Investment Income—Net	1,937,833
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	695
Net Increase in Net Assets Resulting from Operations	1,938,528

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	1,937,833	5,416,199
Net realized gain (loss) on investments	695	10,798
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,938,528	5,426,997
Dividends to Shareholders from ($):
Investment income—net:
Class 1 Shares	(393)	(447)
Class 2 Shares	(1,937,440)	(5,415,752)
Total Dividends	(1,937,833)	(5,416,199)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	154,339,000	444,381,456
Class 2 Shares	1,766,480,788	2,999,504,649
Capital contribution from affiliate:+
Class 1 Shares	—	3,397,294
Class 2 Shares	—	8,704,766
Dividends reinvested:
Class 1 Shares	8	33
Class 2 Shares	41,550	24,488
Cost of shares redeemed:
Class 1 Shares	(311,357,521)	(704,399,006)
Class 2 Shares	(1,391,166,761)	(2,929,450,952)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	218,337,064	(177,837,272)
Total Increase (Decrease) in Net Assets	218,337,759	(177,826,474)
Net Assets ($):
Beginning of Period	4,405,857,950	4,583,684,424
End of Period	4,624,195,709	4,405,857,950

† See Note 2(d).
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011					Year Ended December 31,
Class 1 Shares	(Unaudited)		2010		2009		2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001		.026	.047	.044
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.000)[a]		(.001)		(.026)	(.047)	(.044)
Net asset value,
end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.14	[d]	2.58	4.76	4.45
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.88	[c]	.87		.77		.68	.67	.69
Ratio of net expenses
to average net assets	.28	[c]	.31		.52		.67	.67	.69
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[b]	.15		2.59	4.66	4.37
Net Assets,
end of period
($ x 1,000)	909,628		1,066,647		1,323,118		1,617,316	1,798,630	1,816,411

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.86%).
See notes to financial statements.

Six Months Ended
June 30, 2011				Year Ended December 31,
Class 2 Shares	(Unaudited)		2010	2009		2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.001		.002	.002		.027	.048	.045
Distributions:
Dividends from
investment
income—net	(.001)		(.002)	(.002)		(.027)	(.048)	(.045)
Net asset value,
end of period	1.00		1.00	1.00		1.00	1.00	1.00
Total Return (%)	.06	[a]	.16	.23	[b]	2.72	4.87	4.61
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.52	[a]	.52	.58		.55	.56	.55
Ratio of net expenses
to average net assets	.16	[a]	.16	.42		.54	.55	.55
Ratio of net investment
income to average
net assets	.11	[a]	.16	.25		2.69	4.77	4.54
Net Assets,
end of period
($ x 1,000)	3,714,567		3,339,211	3,260,567		3,993,593	4,030,504	3,478,902

a	Annualized.
b	If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.78%).
See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class

1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	4,622,701,916
Level 3—Significant Unobservable Inputs	—
Total	4,622,701,916
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for addi-

tional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2011, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly.The agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average net assets, the Manager will refund to the fund, or bear, the excess over 1%.The Manager has undertaken, from January 1, 2011 until May 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) do not exceed .55% of the value of Class 2’s average daily net assets. The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Manager currently is limiting Class 1’s direct expense limit to .70% of the value of Class 1’s average daily net assets, in addition limiting management fee to .16% of the value of Class 1’s average daily net assets and waiving non class specific expenses. The Manager also is limiting Class 2’s current direct expense limit to .16% of the value of Class 2’s average daily net assets.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $1,751,068 for Class 1 shares and $6,276,440 for Class 2 shares during the period ended June 30, 2011.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to this undertaking amounted to $1,209,918 for Class 1 shares during the period ended June 30, 2011.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2011, Class 1 shares were charged $1,224,295 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $564,541 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $57,445 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,715.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $96,918 pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,031.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,794,551, shareholder services fees $188,875, custodian fees $69,062, chief compliance officer fees $2,259 and transfer agency per account fees $175,246, which are offset against an expense reimbursement currently in effect in the amount of $1,578,714.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended December 31, 2010, BNY Mellon made voluntary capital contributions of $12,102,060 to the fund.These contributions were made to reimburse the fund for previous realized losses experienced by the fund.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak, President
Date: August 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: August 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6